Note 54 Pension commitments with executive directors and member of senior Management (Details)	Dec. 31, 2021 shares
Deferred share Remuneration system [Line Items]
Theoretical shares allocated in 2021	183,832	[1]
Theoretical shares accumulated at 31 december 2021	791,681
José Miguel Andrés Torrecillas [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated in 2021	22,860	[1]
Theoretical shares accumulated at 31 december 2021	98,772
Jaime Félix Caruana Lacorte [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated in 2021	25,585	[1]
Theoretical shares accumulated at 31 december 2021	56,972
Raúl Galamba [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated in 2021	9,500	[1]
Theoretical shares accumulated at 31 december 2021	9,500
Belén Garijo López [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated in 2021	15,722	[1]
Theoretical shares accumulated at 31 december 2021	77,848
Sunir Kumar Kapoor [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated in 2021	7,737	[1]
Theoretical shares accumulated at 31 december 2021	30,652
Lourdes Maiz Carro [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated in 2021	10,731	[1]
Theoretical shares accumulated at 31 december 2021	55,660
José Maldonado Ramos [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated in 2021	15,416	[1]
Theoretical shares accumulated at 31 december 2021	123,984
Ana Peralta Moreno [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated in 2021	10,731	[1]
Theoretical shares accumulated at 31 december 2021	26,396
Juan Pi Llorens [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated in 2021	23,079	[1]
Theoretical shares accumulated at 31 december 2021	115,896
Ana Revenga Shanklin [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated in 2021	7,568	[1]
Theoretical shares accumulated at 31 december 2021	7,568
Susana Rodriguez Vidarte [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated in 2021	20,237	[1]
Theoretical shares accumulated at 31 december 2021	161,375
Carlos Salazar Lomelín [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated in 2021	5,642	[1]
Theoretical shares accumulated at 31 december 2021	5,642
Jan Verplancke [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated in 2021	9,024	[1]
Theoretical shares accumulated at 31 december 2021	21,416

[1]	(1)The number of "theoretical shares" allocated to each non-executive director is equal to 20% of the total annual fixed allowance in cash received by each such director in 2020 based on the average closing price of the BBVA share during the 60 trading sessions prior to the General Meeting of 20 April 2021, which was €4.44 per share.